New standards and interpretations adopted January 1, 2018 (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
New Standards And Interpretations Adopted January 1 2018 Schedule Of Operating Lease Commitment
Carrying value of leased asset	$ 0
Leased assets	87
Leased liabilities	$ 87
Lease applied rate	11.00%
New office related expense	$ 2,262